Share-based payment arrangements - Summary of assumptions ised to estimate the fair value of options granted (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / oz	Dec. 31, 2019 CAD ($) $ / oz
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends | $	$ 0	$ 0
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	0.25%	1.34%
Expected volatility (range)	63.00%	59.00%
Expected life (range)	1.96	1.98
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	0.95%	1.80%
Expected volatility (range)	70.00%	63.00%
Expected life (range)	3.96	3.98